Schedule of Investments (unaudited)	iShares® BB Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	$75	$69,750
3.75%, 02/15/28 (Call 02/15/23)	75	73,196
4.00%, 02/15/30 (Call 02/15/25)	85	81,600
4.88%, 01/15/29 (Call 01/15/24)	50	50,793
		275,339
Aerospace & Defense — 1.2%
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(a)	50	49,313
4.13%, 04/15/29 (Call 04/15/24)(a)	55	54,175
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	50	52,061
4.95%, 08/15/25 (Call 05/15/25)	50	53,313
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	115	108,919
5.13%, 10/01/24 (Call 07/01/24)	155	161,975
5.90%, 02/01/27	95	102,375
5.95%, 02/01/37	75	84,187
6.88%, 05/01/25 (Call 04/01/25)	75	82,969
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	75	75,266
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)(b)	100	98,181
5.75%, 10/15/27 (Call 07/15/27)(a)	140	146,894
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	50	50,250
5.50%, 01/15/25 (Call 10/15/22)(a)	50	51,250
		1,171,128
Agriculture — 0.2%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)	25	25,500
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)	50	49,750
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	110	101,660
		176,910
Airlines — 2.0%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	140	136,555
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	415	424,856
5.75%, 04/20/29(a)	370	378,787
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	100	98,720
3.75%, 10/28/29 (Call 07/28/29)(b)	70	67,951
3.80%, 04/19/23 (Call 03/19/23)	50	50,478
4.38%, 04/19/28 (Call 01/19/28)(b)	60	61,166
7.38%, 01/15/26 (Call 12/15/25)	140	159,422
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%,09/20/25 (Call 09/20/23)(a)	53	57,639
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	255	253,113
4.63%, 04/15/29 (Call 10/15/28)(a)	240	237,473
		1,926,160
Apparel — 0.6%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	100	101,872
4.88%, 05/15/26 (Call 02/15/26)(a)	100	103,625
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	50	47,938
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)	55	53,100
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	55	56,444
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	50	49,175
Security	Par (000)	Value

Apparel (continued)
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	$60	$61,950
5.63%, 03/15/27 (Call 03/15/22)(a)	50	51,187
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)	70	67,244
		592,535
Auto Manufacturers — 2.2%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	110	102,205
4.75%, 10/01/27 (Call 10/01/22)(a)	50	50,750
5.88%, 06/01/29 (Call 06/01/24)(a)	75	79,006
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	120	114,161
4.35%, 12/08/26 (Call 09/08/26)	85	88,173
4.75%, 01/15/43	125	127,755
5.29%, 12/08/46 (Call 06/08/46)	60	65,850
7.45%, 07/16/31	110	139,483
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	200	196,216
2.90%, 02/16/28 (Call 12/16/27)	75	71,370
3.10%, 05/04/23	25	25,226
3.38%, 11/13/25 (Call 10/13/25)	75	75,084
3.63%, 06/17/31 (Call 03/17/31)	25	24,625
3.66%, 09/08/24	200	202,000
3.81%, 01/09/24 (Call 11/09/23)	200	202,250
4.00%, 11/13/30 (Call 08/13/30)	200	201,044
4.13%, 08/17/27 (Call 06/17/27)	75	76,781
4.38%, 08/06/23	75	76,568
4.39%, 01/08/26	25	25,750
5.11%, 05/03/29 (Call 02/03/29)	100	107,030
5.13%, 06/16/25 (Call 05/16/25)	75	78,844
		2,130,171
Auto Parts & Equipment — 0.8%
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 03/03/22)(a)	50	51,000
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	50	48,437
4.50%, 02/15/32 (Call 02/15/27)	50	47,750
5.38%, 11/15/27 (Call 11/15/22)	30	31,013
5.63%, 06/15/28 (Call 06/15/23)	50	52,000
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 02/11/22), (5.50% PIK)(a)(c)	75	75,937
6.00%, 05/15/27 (Call 05/15/22), (6.75% PIK)(a)(c)	100	102,970
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(a)	40	38,940
6.25%, 06/01/25 (Call 06/01/22)(a)	35	36,360
Tenneco Inc.
5.13%, 04/15/29 (Call 04/15/24)(a)	105	97,247
7.88%, 01/15/29 (Call 01/15/24)(a)	65	69,073
ZF North America Capital Inc., 4.75%, 04/29/25(a)	125	128,750
		779,477
Banks — 2.8%
Commerzbank AG, 8.13%, 09/19/23(a)	100	108,623
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23),
(5 year USD Swap + 2.248%)(d)	180	182,838
4.50%, 04/01/25.	190	197,764
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30)(d)	150	145,785
4.88%, 12/01/32 (Call 12/01/27)(d)	125	130,696

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.88%, 07/08/31 (Call 04/08/30)(d)	$50	$55,896
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	125	173,299
First-Citizens Bank & Trust Co.
3.93%, 06/19/24 (Call 06/19/23)(d)	37	37,919
4.75%, 02/16/24 (Call 02/24/22)	50	52,880
5.00%, 08/01/23	100	104,988
5.25%, 03/07/25 (Call 02/24/22)	50	54,494
6.13%, 03/09/28	65	75,419
Intesa Sanpaolo SpA
4.95%, 06/01/42 (Call 06/01/41)(a)(d)	125	119,275
5.02%, 06/26/24(a)	295	307,091
5.71%, 01/15/26(a)	185	199,487
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)	50	52,244
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(d)(e)	75	101,250
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(d)	20	21,207
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(d)	185	193,047
5.86%, 06/19/32 (Call 06/19/27)(a)(d)	125	133,293
7.30%, 04/02/34 (Call 04/02/29)(a)(d)	150	172,196
		2,619,691
Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)	50	46,000

Building Materials — 1.3%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	60	62,400
Builders FirstSource Inc.
4.25%, 02/01/32	40	39,160
4.25%, 02/01/32 (Call 08/01/26)(a)	115	112,585
5.00%, 03/01/30 (Call 03/01/25)(a)	75	76,998
6.75%, 06/01/27 (Call 06/01/22)(a)	63	65,599
Jeld-Wen Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	25	25,813
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	60	58,800
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(a)	50	47,201
5.38%, 02/01/28 (Call 02/01/23)(a)	60	61,628
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	125	114,362
4.38%, 07/15/30 (Call 07/15/25)(a)	200	191,000
4.75%, 01/15/28 (Call 01/15/23)(a)	125	123,281
5.00%, 02/15/27 (Call 03/03/22)(a)	100	100,750
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(a)	75	76,546
6.50%, 03/15/27 (Call 03/15/22)(a)	50	51,250
		1,207,373
Chemicals — 1.7%
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(a)	55	51,975
6.88%, 05/15/43 (Call 02/15/43)	35	44,250
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	115	110,400
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 02/16/22)(a)	50	51,062
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	50	51,250
4.25%, 10/15/28 (Call 10/15/23)	25	24,819
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(a)	50	49,000
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	90	85,203
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	80	80,821
5.25%, 12/15/29 (Call 09/15/29)	75	75,882
Security	Par (000)	Value

Chemicals (continued)
5.65%, 12/01/44 (Call 06/01/44)	$50	$47,750
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	75	75,886
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	76	72,390
4.88%, 06/01/24 (Call 03/03/24)(a)	110	112,200
5.00%, 05/01/25 (Call 01/31/25)(a)	55	55,440
5.25%, 06/01/27 (Call 03/03/27)(a)	135	136,314
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)	55	54,725
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	50	50,875
5.13%, 09/15/27 (Call 03/15/22)	50	51,011
5.63%, 08/01/29 (Call 08/01/24)	100	105,020
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(a)	100	95,500
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	65	59,569
4.25%, 02/15/30 (Call 02/15/25)(a)	75	72,445
		1,613,787
Coal — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource
Finance Corp., 7.50%, 05/01/25 (Call 03/03/22)(a)	65	65,833
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	60	58,456
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	50	52,627
		176,916
Commercial Services — 3.2%
ADT Security Corp. (The)
4.13%, 06/15/23	85	86,169
4.13%, 08/01/29 (Call 08/01/28)(a)	115	108,171
4.88%, 07/15/32(a)	100	96,000
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	75	74,812
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	50	49,610
4.63%, 10/01/27 (Call 10/01/22)(a)	50	50,488
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	60	59,940
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	22	21,571
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)	105	101,784
3.50%, 06/01/31 (Call 03/01/31)(a)	130	123,825
Brink's Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)	50	50,634
5.50%, 07/15/25 (Call 07/15/22)(a)	50	51,824
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	100	104,500
Garda World Security Corp., 4.63%, 02/15/27
(Call 02/15/23)(a)	70	68,292
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	65	63,050
3.75%, 10/01/30 (Call 10/01/25)(a)	125	121,250
4.50%, 07/01/28 (Call 07/01/23)(a)	85	86,634
Graham Holdings Co., 5.75%, 06/01/26 (Call 02/11/22)(a)	50	51,625
Grand Canyon University
4.13%, 10/01/24.	27	27,378
5.13%, 10/01/28 (Call 08/01/28)	46	46,730
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	45	45,844
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	125	116,280
5.25%, 04/15/24(a)	100	103,100
5.75%, 04/15/26(a)	160	165,824

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	$100	$93,355
4.00%, 05/15/31 (Call 05/15/26)	95	91,995
4.63%, 12/15/27 (Call 12/15/22)	75	77,100
5.13%, 06/01/29 (Call 06/01/24)(b)	75	78,562
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	65	61,725
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	85	81,993
3.88%, 02/15/31 (Call 08/15/25)(b)	120	116,850
4.00%, 07/15/30 (Call 07/15/25)(b)	90	88,650
4.88%, 01/15/28 (Call 01/15/23)	210	216,280
5.25%, 01/15/30 (Call 01/15/25)	110	115,500
5.50%, 05/15/27 (Call 05/15/22)(b)	125	129,291
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	65	57,525
		3,084,161
Computers — 1.0%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)	75	73,607
4.00%, 07/01/29 (Call 07/01/24)(a)	85	83,937
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	100	93,750
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(a)	40	39,900
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	60	55,656
3.38%, 07/15/31 (Call 01/15/26)	70	64,995
4.09%, 06/01/29 (Call 03/01/29)	50	48,998
4.13%, 01/15/31 (Call 10/15/30)	75	73,579
4.75%, 06/01/23	75	77,241
4.75%, 01/01/25(b)	50	52,102
4.88%, 03/01/24 (Call 01/01/24)	75	77,625
4.88%, 06/01/27 (Call 03/01/27)	50	52,250
5.75%, 12/01/34 (Call 06/01/34)	50	54,228
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	50	53,250
		901,118
Cosmetics & Personal Care — 0.2%
Avon Products Inc., 6.50%, 03/15/23	35	35,919
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	60	59,065
5.50%, 06/01/28 (Call 06/01/23)(a)	95	98,562
		193,546
Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(a)	75	73,410
Avient Corp.
5.25%, 03/15/23.	50	51,250
5.75%, 05/15/25 (Call 05/15/22)(a)	50	51,547
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)	50	52,750
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	50	47,125
Ritchie Bros Holdings Inc., 4.75%, 12/15/31 (Call 12/15/26)(a)	85	85,612
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)	75	76,312
		438,006
Diversified Financial Services — 4.7%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(d)	110	111,595
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	130	143,121
Brightsphere Investment Group Inc., 4.80%, 07/27/26	50	51,117
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	115	103,131
3.63%, 10/01/31 (Call 10/01/26)(a)	130	113,262
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 02/11/22)(a)	75	75,750
Security	Par (000)	Value

Diversified Financial Services (continued)
6.63%, 03/15/26 (Call 03/15/22)	$45	$46,137
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	110	116,400
goeasy Ltd.
4.38%, 05/01/26 (Call 05/01/23)(a)	45	44,592
5.38%, 12/01/24 (Call 03/03/22)(a)	75	76,500
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29
(Call 11/15/24)(a)	75	73,529
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28
(Call 08/15/24)(a)	125	123,552
Jefferson Capital Holdings LLC, 6.00%, 08/15/26
(Call 08/15/23)(a)	35	34,738
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	100	97,054
4.38%, 05/15/31 (Call 05/15/26)(a)	60	58,804
4.63%, 11/15/27 (Call 11/15/22)(a)(b)	50	50,808
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(a)	175	176,305
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	55	52,594
5.00%, 03/15/27 (Call 09/15/26)	75	72,632
5.50%, 01/25/23	62	63,318
5.50%, 03/15/29 (Call 06/15/28)	100	97,580
5.63%, 08/01/33	75	67,180
5.88%, 10/25/24	75	77,802
6.13%, 03/25/24	117	121,855
6.75%, 06/25/25	50	52,867
6.75%, 06/15/26(b)	50	52,854
7.25%, 09/25/23	30	31,575
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	90	85,480
3.88%, 09/15/28 (Call 09/15/24)	90	84,037
4.00%, 09/15/30 (Call 09/15/25)	105	97,731
5.38%, 11/15/29 (Call 05/15/29)	100	101,535
5.63%, 03/15/23	100	103,103
6.13%, 03/15/24 (Call 09/15/23)	150	157,140
6.63%, 01/15/28 (Call 07/15/27)	115	123,436
6.88%, 03/15/25	150	162,750
7.13%, 03/15/26	193	212,171
8.88%, 06/01/25 (Call 06/01/22)	75	79,606
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)	50	49,375
7.38%, 09/01/25 (Call 09/01/22)(a)	60	63,525
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(a)	100	93,489
3.88%, 03/01/31 (Call 03/01/26)(a)	135	126,399
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)	140	133,135
4.00%, 10/15/33 (Call 10/15/27)(a)	120	112,284
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	50	48,125
4.20%, 10/29/25 (Call 09/29/25)	65	66,788
Starwood Property Trust, 4.38%, 01/15/27	75	74,735
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	60	63,638
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)	100	96,852
5.50%, 04/15/29 (Call 04/15/24)(a)	85	77,852
5.75%, 06/15/27 (Call 06/15/24)(a)	65	61,391
		4,461,229
Electric — 4.3%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82	100	98,803

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	$110	$99,938
4.50%, 02/15/28 (Call 02/15/23)(a)	165	161,271
5.25%, 06/01/26 (Call 03/03/22)(a)	52	52,936
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)	105	98,854
3.75%, 01/15/32 (Call 01/15/27)(a)	60	56,925
4.75%, 03/15/28 (Call 03/15/23)(a)	85	87,493
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	50	50,965
4.35%, 04/15/29 (Call 01/15/29)	55	56,307
Electricite de France SA
5.25%, (Call 01/29/23)(a)(d)(e)	220	223,575
5.63%, (Call 01/22/24)(a)(d)(e)	210	215,775
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(d)	150	169,125
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	50	48,746
2.65%, 03/01/30 (Call 12/01/29)	75	70,622
Series A, 1.60%, 01/15/26 (Call 12/15/25)	50	47,405
Series B, 2.25%, 09/01/30 (Call 06/01/30)	50	45,934
Series B, 4.15%, 07/15/27 (Call 04/15/27)	185	188,515
Series C, 3.40%, 03/01/50 (Call 09/01/49)	110	98,642
Series C, 5.10%, 07/15/47 (Call 01/15/47)	125	135,907
Series C, 7.38%, 11/15/31(b)	175	224,088
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)	60	58,650
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	50	50,375
4.25%, 07/15/24 (Call 04/15/24)(a)	75	77,203
4.50%, 09/15/27 (Call 06/15/27)(a)	90	91,125
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	65	60,045
3.63%, 02/15/31 (Call 02/15/26)(a)	135	125,212
3.88%, 02/15/32 (Call 02/15/27)(a)	130	122,233
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	85	87,465
5.75%, 01/15/28 (Call 01/15/23)	100	103,499
6.63%, 01/15/27 (Call 02/16/22)	32	33,080
Pattern Energy Operations LP/Pattern Energy Operations Inc.,
4.50%, 08/15/28 (Call 08/15/23)(a)	100	100,306
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	125	125,000
5.25%, 07/01/30 (Call 07/01/25)(b)	125	123,929
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/03/22)(a)	50	50,625
TransAlta Corp., 6.50%, 03/15/40	40	43,200
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	165	159,225
5.00%, 07/31/27 (Call 07/31/22)(a)	155	156,224
5.50%, 09/01/26 (Call 02/11/22)(a)	125	127,500
5.63%, 02/15/27 (Call 02/15/22)(a)	165	168,305
		4,095,027
Electrical Components & Equipment — 0.4%
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(a)	51	51,820
5.00%, 04/30/23 (Call 01/30/23)(a)	25	25,438
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)	150	157,080
7.25%, 06/15/28 (Call 06/15/23)(a)	175	187,687
		422,025
Security	Par (000)	Value

Electronics — 0.8%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	$45	$44,291
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	235	228,648
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)	125	123,523
4.88%, 10/15/23(a)	50	51,275
5.00%, 10/01/25(a)	85	89,569
5.63%, 11/01/24(a)	50	52,750
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	100	93,968
4.38%, 02/15/30 (Call 11/15/29)(a)	50	49,980
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	70	66,894
		800,898
Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	75	75,401
4.75%, 01/15/30 (Call 01/15/25)(a)	75	75,390
5.00%, 01/31/28 (Call 07/31/27)(a)	80	81,000
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	70	81,001
		312,792
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	100	104,125
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	45	43,763
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	75	69,430
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	65	63,656
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	50	51,273
4.25%, 09/15/28 (Call 06/15/28)(b)	85	84,681
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	90	91,136
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)	65	62,926
4.13%, 02/15/32 (Call 10/15/26)(a)	55	53,286
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)	50	49,179
		673,455
Entertainment — 1.2%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	100	103,000
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/22)(a)	25	26,219
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(a)	35	35,087
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	100	100,250
6.25%, 01/15/27 (Call 07/15/26)(a)	150	163,234
6.50%, 02/15/25 (Call 08/15/24)(a)	125	133,028
Resorts World Las Vegas LLC, 4.63%, 04/06/31 (Call 01/06/31)(a)	200	190,526
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	100	104,250
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	50	51,750
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	100	90,750
3.75%, 12/01/29 (Call 12/01/24)(a)	60	57,060
3.88%, 07/15/30 (Call 07/15/25)(a)	75	71,564
		1,126,718
Environmental Control — 0.6%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(a)	85	87,125
5.13%, 07/15/29 (Call 07/15/24)(a)	35	36,494

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	$95	$89,419
3.75%, 08/01/25 (Call 08/01/22)(a)	75	75,000
4.25%, 06/01/25 (Call 06/01/22)(a)	50	50,500
5.13%, 12/15/26 (Call 12/15/22)(a)	75	77,466
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)	80	76,000
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	37	42,874
		534,878
Food — 3.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	100	96,953
3.50%, 02/15/23 (Call 12/15/22)(a)	75	75,600
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	175	165,228
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	175	179,112
4.88%, 02/15/30 (Call 02/15/25)(a)	135	137,531
5.88%, 02/15/28 (Call 08/15/22)(a)	100	104,259
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(a)	35	34,519
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	160	161,661
3.75%, 04/01/30 (Call 01/01/30)	75	77,518
3.88%, 05/15/27 (Call 02/15/27)	125	129,731
4.25%, 03/01/31 (Call 12/01/30)	90	96,240
4.38%, 06/01/46 (Call 12/01/45)	275	290,609
4.63%, 01/30/29 (Call 10/30/28)	25	26,908
4.63%, 10/01/39 (Call 04/01/39)	50	54,656
4.88%, 10/01/49 (Call 04/01/49)(b)	150	170,321
5.00%, 07/15/35 (Call 01/15/35)	50	57,033
5.00%, 06/04/42	130	148,009
5.20%, 07/15/45 (Call 01/15/45)	200	231,741
5.50%, 06/01/50 (Call 12/01/49)	75	92,697
6.50%, 02/09/40	60	80,283
6.75%, 03/15/32(b)	25	32,273
6.88%, 01/26/39	80	108,456
7.13%, 08/01/39(a)	75	105,946
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	125	123,488
4.38%, 01/31/32 (Call 01/31/27)(a)	100	98,625
4.88%, 05/15/28 (Call 11/15/27)(a)	66	68,640
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(a)	105	99,990
4.25%, 04/15/31 (Call 04/15/26)(a)	125	123,336
5.88%, 09/30/27 (Call 09/30/22)(a)	100	104,410
		3,275,773
Forest Products & Paper — 0.3%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(a)	50	49,875
Domtar Corp.
6.25%, 09/01/42	33	27,732
6.75%, 10/01/28 (Call 10/01/24)(a)	75	73,626
6.75%, 02/15/44 (Call 08/15/43)	25	21,581
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)	60	60,471
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(a)	50	51,236
		284,521
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	95	98,087
5.63%, 05/20/24 (Call 03/20/24)	50	51,563
5.75%, 05/20/27 (Call 02/20/27)	70	73,967
Security	Par (000)	Value

Gas (continued)
5.88%, 08/20/26 (Call 05/20/26)	$75	$79,312
		302,929
Health Care - Products — 0.6%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)	100	96,000
4.63%, 07/15/28 (Call 07/15/23)(a)	190	189,525
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	95	90,013
4.63%, 02/01/28 (Call 02/01/23)(a)	50	51,875
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	75	74,417
4.63%, 11/15/27 (Call 11/15/22)	50	51,000
		552,830
Health Care - Services — 4.4%
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	295	280,577
2.50%, 03/01/31 (Call 12/01/30)	260	241,340
2.63%, 08/01/31 (Call 05/01/31)	155	145,046
3.00%, 10/15/30 (Call 07/15/30)	252	244,566
3.38%, 02/15/30 (Call 02/15/25)	265	260,031
4.25%, 12/15/27 (Call 12/15/22)	290	297,059
4.63%, 12/15/29 (Call 12/15/24)(b)	410	426,326
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	50	48,235
4.00%, 03/15/31 (Call 03/15/26)(a)	60	57,750
4.25%, 05/01/28 (Call 05/01/23)(a)	65	64,656
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	370	368,294
5.38%, 02/01/25.	325	345,884
5.38%, 09/01/26 (Call 03/01/26)	121	131,285
5.63%, 09/01/28 (Call 03/01/28)	175	195,125
5.88%, 05/01/23.	150	156,187
5.88%, 02/15/26 (Call 08/15/25)(b)	205	223,145
5.88%, 02/01/29 (Call 08/01/28)	125	141,250
IQVIA Inc.
5.00%, 10/15/26 (Call 03/03/22)(a)	150	153,450
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	125	127,838
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	80	78,900
3.88%, 05/15/32 (Call 02/15/32)(a)	95	91,675
4.38%, 06/15/28 (Call 06/15/23)(a)	110	110,293
		4,188,912
Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	95	90,302
4.75%, 09/15/24 (Call 06/15/24)	155	157,229
5.25%, 05/15/27 (Call 11/15/26)	190	191,368
6.25%, 05/15/26 (Call 05/15/22)	150	154,200
6.75%, 02/01/24 (Call 02/18/22)	50	50,000
		643,099
Home Builders — 1.2%
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(a)	70	67,183
KB Home
4.00%, 06/15/31 (Call 12/15/30)	60	59,100
4.80%, 11/15/29 (Call 05/15/29)	35	36,523
6.88%, 06/15/27 (Call 12/15/26)	35	39,638
7.63%, 05/15/23 (Call 11/15/22)	50	51,938
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)	35	33,076

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	$50	$47,500
4.95%, 02/01/28 (Call 02/01/23)	25	25,250
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	70	69,015
5.25%, 12/15/27 (Call 12/15/22)(a)	75	76,322
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	65	65,406
5.13%, 06/06/27 (Call 12/06/26)	25	26,750
6.00%, 06/01/25 (Call 03/01/25)	50	54,000
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	75	77,734
5.75%, 01/15/28 (Call 10/15/27)(a)	50	53,250
5.88%, 06/15/27 (Call 03/15/27)(a)	50	53,625
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)	50	52,741
5.88%, 04/15/23 (Call 01/15/23)(a)	25	25,625
Toll Brothers Finance Corp.
4.88%, 11/15/25 (Call 08/15/25)	25	26,995
4.88%, 03/15/27 (Call 12/15/26)	25	27,076
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	50	52,839
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	35	36,094
5.70%, 06/15/28 (Call 12/15/27)	50	53,003
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)	65	69,143
		1,179,826
Home Furnishings — 0.2%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	95	88,595
4.00%, 04/15/29 (Call 04/15/24)(a)	115	110,248
		198,843
Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	70	66,835
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	60	57,675
4.13%, 04/30/31 (Call 04/30/26)(a)	45	42,975
5.13%, 02/01/28 (Call 01/01/23)	50	51,687
		219,172
Housewares — 0.6%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	115	117,070
4.70%, 04/01/26 (Call 01/01/26)	255	267,059
4.88%, 06/01/25 (Call 05/01/25)	50	52,493
5.88%, 04/01/36 (Call 10/01/35)	50	58,787
6.00%, 04/01/46 (Call 10/01/45)	85	100,300
		595,709
Insurance — 0.9%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(d)	60	67,950
Enstar Finance LLC
5.50%, 01/15/42.	50	49,306
5.75%, 09/01/40 (Call 09/01/25)(d)	50	51,749
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(d)	110	109,652
Liberty Mutual Group Inc.
4.30%, 02/01/61 (Call 02/01/26)(a)	150	133,255
7.80%, 03/07/87(a)	50	68,000
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	100	103,380
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)(b)	50	55,480
Security	Par (000)	Value

Insurance (continued)
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	$50	$51,125
4.88%, 03/15/27 (Call 09/15/26)	60	62,100
6.63%, 03/15/25 (Call 09/15/24)	50	53,900
		805,897
Internet — 0.8%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(a)	75	73,500
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	100	93,258
5.25%, 12/01/27 (Call 06/01/22)(a)	60	61,500
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	60	54,980
4.13%, 08/01/30 (Call 05/01/25)(a)	60	57,600
4.63%, 06/01/28 (Call 06/01/23)(a)	75	74,062
5.00%, 12/15/27 (Call 12/15/22)(a)	50	51,438
5.63%, 02/15/29 (Call 02/15/24)(a)	35	36,400
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 02/11/22)(a)	125	125,359
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)	95	94,758
		722,855
Iron & Steel — 1.0%

Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)	85	90,198
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	60	62,302
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	65	63,422
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	65	63,700
6.75%, 03/15/26 (Call 03/15/22)(a)	100	104,779
9.88%, 10/17/25 (Call 10/17/22)(a)	100	111,770
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	35	33,397
4.13%, 01/15/30 (Call 01/15/25)	50	49,625
4.38%, 03/15/32 (Call 03/15/27)	35	34,795
4.88%, 05/15/23 (Call 02/15/23)	90	92,250
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	85	90,759
United States Steel Corp.
6.65%, 06/01/37(b)	40	41,668
6.88%, 03/01/29 (Call 03/01/24)	85	85,850
		924,515
Leisure Time — 0.6%
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(a)	295	280,628
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (Call 03/01/23)(a)	115	123,130
11.50%, 06/01/25 (Call 06/01/22)(a)	168	185,931
		589,689
Lodging — 1.3%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	180	170,807
3.75%, 05/01/29 (Call 05/01/24)(a)	95	92,566
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	135	132,673
4.88%, 01/15/30 (Call 01/15/25)	125	129,007
5.38%, 05/01/25 (Call 05/01/22)(a)	50	51,218
5.75%, 05/01/28 (Call 05/01/23)(a)	75	79,164
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	65	66,301
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	37	38,249
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	50	50,250

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
4.50%, 12/01/29 (Call 09/01/29)(a)	$80	$77,225
4.63%, 03/01/30 (Call 12/01/29)(a)	50	48,938
5.65%, 04/01/24 (Call 02/01/24)	50	52,624
6.00%, 04/01/27 (Call 01/01/27)	60	62,400
6.60%, 10/01/25 (Call 07/01/25)	25	27,250
6.63%, 07/31/26 (Call 04/30/26)(a)	80	85,400
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)	75	74,415
		1,238,487
Machinery — 0.3%
Colfax Corp., 6.38%, 02/15/26 (Call 03/03/22)(a)	31	31,853
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	75	72,437
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	55	53,900
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	50	52,187
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	100	97,363
		307,740
Manufacturing — 0.3%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)	50	49,750
5.63%, 07/01/27 (Call 07/01/22)(a)	50	51,298
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	40	38,300
5.00%, 09/15/26 (Call 07/15/26)(b)	60	65,100
5.75%, 06/15/25 (Call 06/15/22)	50	51,500
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	67	69,016
		324,964
Media — 6.7%
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	120	115,418
4.75%, 08/01/25 (Call 03/03/22)	100	100,834
5.00%, 04/01/24 (Call 03/03/22)	55	54,863
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	250	238,495
4.25%, 01/15/34 (Call 01/15/28)(a)	150	138,787
4.50%, 08/15/30 (Call 02/15/25)(a)	200	195,000
4.50%, 05/01/32 (Call 05/01/26)	235	226,481
4.50%, 06/01/33 (Call 06/01/27)(a)	140	133,154
4.75%, 03/01/30 (Call 09/01/24)(a)	250	248,074
4.75%, 02/01/32 (Call 02/01/27)	27	26,560
5.00%, 02/01/28 (Call 08/01/22)(a)	200	202,440
5.13%, 05/01/27 (Call 05/01/22)(a)	250	256,262
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	125	128,809
5.50%, 05/01/26 (Call 03/03/22)(a)	55	56,306
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	75	65,438
4.13%, 12/01/30 (Call 12/01/25)(a)	150	137,279
4.50%, 11/15/31 (Call 11/15/26)(a)	200	186,348
5.38%, 02/01/28 (Call 02/01/23)(a)	125	125,368
5.50%, 04/15/27 (Call 04/15/22)(a)	150	153,342
6.50%, 02/01/29 (Call 02/01/24)(a)	225	234,247
Directv Financing LLC/Directv Financing Co.-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	445	446,646
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)	60	60,750
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 03/03/22)(a)	25	26,250
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(a)	150	147,105
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	125	119,950
Security	Par (000)	Value

Media (continued)
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)	$50	$47,718
Sinclair Television Group Inc., 4.13%, 12/01/30 (Call 12/01/25)(a)	115	105,800
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)	130	124,644
3.88%, 09/01/31 (Call 09/01/26)(a)	190	175,750
4.00%, 07/15/28 (Call 07/15/24)(a)	245	237,037
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	175	166,728
5.00%, 08/01/27 (Call 08/01/22)(a)	200	204,220
5.50%, 07/01/29 (Call 07/01/24)(a)	140	145,290
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	125	122,500
4.75%, 03/15/26 (Call 03/15/23)(a)	65	66,056
5.00%, 09/15/29 (Call 09/15/24)	125	123,020
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	200	204,000
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	150	148,605
ViacomCBS Inc., 6.25%, 02/28/57 (Call 02/28/27)(d)	60	66,000
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)	50	48,438
5.13%, 04/15/27 (Call 04/15/22)(a)	75	76,659
5.38%, 06/15/24 (Call 03/15/24)(a)	75	78,297
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	150	142,501
5.50%, 05/15/29 (Call 05/15/24)(a)	175	178,334
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	110	106,425
		6,392,228
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27
(Call 09/30/22)(a)	25	25,179

Mining — 1.5%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	100	100,448
5.50%, 12/15/27 (Call 06/15/23)(a)	100	105,250
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)	75	77,250
6.13%, 02/15/28 (Call 02/15/23)(a)	110	114,119
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	190	191,187
4.50%, 09/15/27 (Call 06/15/27)(a)	75	76,769
5.13%, 05/15/24 (Call 02/15/24)(a)	75	77,625
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	25	25,468
4.63%, 08/01/30 (Call 08/01/25)	50	52,018
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)	80	76,000
4.63%, 03/01/28 (Call 03/01/23)(a)	75	71,949
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	80	77,496
3.88%, 08/15/31 (Call 08/15/26)(a)	90	84,759
4.75%, 01/30/30 (Call 01/30/25)(a)	200	199,000
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)	50	51,070
		1,380,408
Office & Business Equipment — 0.8%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	75	71,140
3.57%, 12/01/31 (Call 09/01/31)	97	96,559
4.13%, 05/01/25 (Call 05/01/22)	9	9,113
4.25%, 04/01/28 (Call 10/01/22)	75	74,140

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment (continued)
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(a)	$50	$49,367
7.25%, 03/15/29 (Call 03/15/24)(a)	50	50,125
Xerox Corp.
3.80%, 05/15/24(b)	50	50,875
4.38%, 03/15/23 (Call 02/15/23)	100	101,363
4.80%, 03/01/35.	25	23,225
6.75%, 12/15/39.	50	52,015
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	90	91,178
5.50%, 08/15/28 (Call 07/15/28)(a)	75	75,418
		744,518
Oil & Gas — 6.7%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)	75	77,610
7.63%, 02/01/29 (Call 02/01/24)(a)	75	81,750
8.38%, 07/15/26 (Call 01/15/24)(a)	50	55,767
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	75	75,900
4.38%, 10/15/28 (Call 07/15/28)	100	103,466
4.63%, 11/15/25 (Call 08/15/25)	75	78,243
4.75%, 04/15/43 (Call 10/15/42)	55	55,665
4.88%, 11/15/27 (Call 05/15/27)	50	51,750
5.10%, 09/01/40 (Call 03/01/40)(b)	160	167,830
5.35%, 07/01/49 (Call 01/01/49)	75	78,612
6.00%, 01/15/37	60	69,450
Callon Petroleum Co., 9.00%, 04/01/25 (Call 10/01/22)(a)	25	26,750
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	50	51,535
5.88%, 02/01/29 (Call 02/05/24)(a)	50	52,131
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	50	49,985
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	60	61,800
7.25%, 03/14/27 (Call 03/14/22)(a)	80	83,969
Endeavor Energy Resources LP/EER Finance Inc.
5.75%, 01/30/28 (Call 01/30/23)(a)	125	129,321
6.63%, 07/15/25 (Call 07/15/22)(a)	85	88,842
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)	60	58,650
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	70	69,300
3.90%, 10/01/27 (Call 07/01/27)	140	140,949
5.00%, 01/15/29 (Call 07/15/28)	50	52,625
6.63%, 02/01/25 (Call 01/01/25)	125	134,687
7.50%, 02/01/30 (Call 11/01/29)	85	101,265
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	60	59,550
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	90	91,800
6.00%, 02/01/31 (Call 02/01/26)(a)	65	65,975
6.25%, 11/01/28 (Call 11/01/23)(a)	75	77,812
MEG Energy Corp., 6.50%, 01/15/25 (Call 03/03/22)(a)	13	13,163
Murphy Oil Corp.
5.75%, 08/15/25 (Call 03/03/22)	85	86,275
5.88%, 12/01/27 (Call 12/01/22)	60	60,889
6.38%, 07/15/28 (Call 07/15/24)	60	62,057
6.38%, 12/01/42 (Call 06/01/42)	50	47,811
6.88%, 08/15/24 (Call 03/03/22)	27	27,270
7.05%, 05/01/29	25	26,688
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 03/03/22)(a)	100	101,250
Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	$25	$25,000
2.90%, 08/15/24 (Call 07/15/24)	75	75,065
3.00%, 02/15/27 (Call 11/15/26)(b)	65	62,895
3.20%, 08/15/26 (Call 06/15/26)	50	49,125
3.40%, 04/15/26 (Call 01/15/26)	75	74,062
3.50%, 06/15/25 (Call 03/15/25)	50	49,556
3.50%, 08/15/29 (Call 05/15/29)	100	98,570
4.10%, 02/15/47 (Call 08/15/46)	50	45,715
4.20%, 03/15/48 (Call 09/15/47)	60	55,800
4.30%, 08/15/39 (Call 02/15/39)	60	56,550
4.40%, 04/15/46 (Call 10/15/45)	100	95,632
4.40%, 08/15/49 (Call 02/15/49)	50	47,500
4.50%, 07/15/44 (Call 01/15/44)	50	48,250
4.63%, 06/15/45 (Call 12/15/44)	50	48,438
5.50%, 12/01/25 (Call 09/01/25)	70	74,281
5.55%, 03/15/26 (Call 12/15/25)	75	80,062
5.88%, 09/01/25 (Call 06/01/25)	50	53,437
6.13%, 01/01/31 (Call 07/01/30)(b)	100	115,425
6.20%, 03/15/40	50	57,875
6.38%, 09/01/28 (Call 03/01/28)	35	39,813
6.45%, 09/15/36	110	133,617
6.60%, 03/15/46 (Call 09/15/45)	75	94,289
6.63%, 09/01/30 (Call 03/01/30)	95	111,483
6.95%, 07/01/24	50	54,500
7.50%, 05/01/31	75	92,655
7.95%, 06/15/39	25	31,813
8.00%, 07/15/25 (Call 04/15/25)	25	28,438
8.50%, 07/15/27 (Call 01/15/27)	25	30,012
8.88%, 07/15/30 (Call 01/15/30)	35	45,366
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	90	86,527
4.63%, 05/01/30 (Call 05/01/25)(a)	105	100,800
5.88%, 07/15/27 (Call 07/15/22)(a)(b)	75	77,330
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25 (Call 05/15/22)(a)	150	146,520
PDC Energy Inc., 5.75%, 05/15/26 (Call 03/03/22)(b)	85	86,538
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)	150	151,125
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	115	114,806
5.38%, 02/01/29 (Call 02/01/24)	75	76,266
5.38%, 03/15/30 (Call 03/15/25)(b)	180	184,430
5.95%, 01/23/25 (Call 10/23/24)	100	105,750
7.75%, 10/01/27 (Call 10/01/22)(b)	50	53,266
8.38%, 09/15/28 (Call 09/15/23)	50	54,860
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	95	93,002
4.50%, 04/30/30 (Call 04/30/25)(a)	98	96,234
5.88%, 03/15/28 (Call 03/15/23)	50	51,841
6.00%, 04/15/27 (Call 04/15/22)	75	77,392
Vine Energy Holdings LLC, 6.75%, 04/15/29 (Call 04/15/24)(a)	110	117,562
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	75	77,437
		6,345,302
Oil & Gas Services — 0.1%
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	95	99,418

Packaging & Containers — 1.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)	100	95,447

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)	$65	$64,493
5.25%, 04/30/25 (Call 04/30/22)(a)	125	127,835
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	165	153,037
3.13%, 09/15/31 (Call 06/15/31)	95	88,706
4.00%, 11/15/23	125	128,885
4.88%, 03/15/26 (Call 12/15/25)	75	79,687
5.25%, 07/01/25	130	139,750
Berry Global Inc.
4.50%, 02/15/26 (Call 03/03/22)(a)(b)	45	45,134
5.63%, 07/15/27 (Call 07/15/22)(a)	75	77,209
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	75	75,750
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%,09/30/26 (Call 03/31/26)	50	51,563
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%,
02/01/26 (Call 03/03/22)	100	102,029
Graphic Packaging International LLC
3.50%, 03/15/28(a)	50	48,000
3.50%, 03/01/29 (Call 09/01/28)(a)	50	47,500
4.75%, 07/15/27 (Call 04/15/27)(a)	50	52,875
Graphic Packaging International LLC., 3.75%, 02/01/30 (Call 08/01/29)(a)	45	43,200
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	65	65,163
5.13%, 12/01/24 (Call 09/01/24)(a)	50	52,750
5.25%, 04/01/23 (Call 01/01/23)(a)	50	51,125
5.50%, 09/15/25 (Call 06/15/25)(a)	50	53,875
6.88%, 07/15/33(a)	60	71,700
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	85	85,229
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	50	49,000
		1,849,942
Pharmaceuticals — 1.5%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	60	58,350
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	200	189,568
5.50%, 11/01/25 (Call 03/03/22)(a)	205	206,607
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	75	75,266
Bausch Health Cos Inc., 6.13%, 02/01/27	40	40,150
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	75	77,920
5.90%, 08/28/28 (Call 05/28/28)	75	81,750
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	175	172,787
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%,
04/30/28 (Call 04/30/24)(a)	250	246,005
Perrigo Finance Unlimited Co.
3.90%, 06/15/30 (Call 03/15/30)	200	192,359
4.38%, 03/15/26 (Call 12/15/25)	125	127,418
		1,468,180
Pipelines — 8.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	100	100,659
5.75%, 03/01/27 (Call 03/01/22)(a)	100	101,500
5.75%, 01/15/28 (Call 01/15/23)(a)	75	76,485
7.88%, 05/15/26 (Call 05/15/23)(a)	50	53,750
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	70	69,858
Security	Par (000)	Value

Pipelines (continued)
4.13%, 03/01/25 (Call 02/01/25)(a)	$70	$69,604
4.13%, 12/01/27 (Call 09/01/27)	50	48,954
4.35%, 10/15/24 (Call 07/15/24)	25	25,420
4.50%, 03/01/28 (Call 12/01/27)(a)	60	58,402
5.60%, 10/15/44 (Call 04/15/44)	35	31,755
5.85%, 11/15/43 (Call 05/15/43)	50	45,743
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	257	260,855
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	155	145,790
4.00%, 03/01/31 (Call 03/01/26)	175	174,115
4.50%, 10/01/29 (Call 10/01/24)	175	178,888
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	50	50,125
5.75%, 04/01/25 (Call 03/03/22)	75	75,562
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	100	100,750
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	50	47,250
3.88%, 03/15/23 (Call 12/15/22)	75	75,750
5.13%, 05/15/29 (Call 02/15/29)	75	79,500
5.38%, 07/15/25 (Call 04/15/25)	100	105,275
5.60%, 04/01/44 (Call 10/01/43)	50	58,000
5.63%, 07/15/27 (Call 04/15/27)	60	64,700
5.85%, 05/21/43 (Call 05/21/23)(a)(d)	70	66,697
6.45%, 11/03/36(a)	25	31,625
6.75%, 09/15/37(a)	75	96,579
8.13%, 08/16/30	25	32,625
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	135	133,176
4.38%, 06/15/31 (Call 06/15/26)(a)	120	118,500
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	50	50,460
5.63%, 01/15/28 (Call 07/15/27)(a)	75	77,002
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	100	99,724
4.40%, 04/01/24 (Call 01/01/24)	85	85,603
4.85%, 07/15/26 (Call 04/15/26)	60	61,625
5.05%, 04/01/45 (Call 10/01/44)	50	42,850
5.45%, 06/01/47 (Call 12/01/46)	60	53,400
5.60%, 04/01/44 (Call 10/01/43)	40	36,200
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	50	49,872
4.13%, 12/01/26 (Call 09/01/26)	50	49,475
4.50%, 01/15/29 (Call 07/15/28)(a)	100	95,502
4.75%, 07/15/23 (Call 06/15/23)	80	81,000
4.75%, 01/15/31 (Call 07/15/30)(a)	140	134,004
5.50%, 07/15/28 (Call 04/15/28)	110	111,332
6.00%, 07/01/25 (Call 04/01/25)(a)	100	103,250
6.50%, 07/01/27 (Call 01/01/27)(a)	125	130,625
6.50%, 07/15/48 (Call 01/15/48)	60	64,500
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)	100	104,147
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	95	91,675
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	74	75,405
5.63%, 02/15/26 (Call 03/03/22)(a)	100	102,000
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%,
02/01/28 (Call 02/01/23)(a)	50	48,661
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	185	172,975
6.75%, 09/15/25 (Call 09/15/22)(a)	150	142,125

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	$85	$86,275
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	60	61,425
5.75%, 10/01/25 (Call 07/01/25)	75	78,281
6.00%, 06/01/26 (Call 03/01/26)	75	78,665
6.38%, 10/01/30 (Call 04/01/30)	70	75,718
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	50	51,500
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	50	49,682
4.80%, 05/15/30 (Call 02/15/30)(a)	25	24,938
4.95%, 07/15/29 (Call 04/15/29)(a)	60	61,650
6.88%, 04/15/40(a)	50	53,000
7.50%, 07/15/38(a)	45	48,600
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)(b)	50	50,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(a)	75	71,700
6.00%, 03/01/27 (Call 03/01/23)(a)	50	50,871
6.00%, 12/31/30 (Call 12/31/25)(a)	90	85,950
6.00%, 09/01/31 (Call 09/01/26)(a)	75	71,453
7.50%, 10/01/25 (Call 10/01/22)(a)	80	84,140
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	120	119,448
4.88%, 02/01/31 (Call 02/01/26)	125	130,625
5.00%, 01/15/28 (Call 01/15/23)	90	92,250
5.38%, 02/01/27 (Call 03/03/22)	50	51,252
5.50%, 03/01/30 (Call 03/01/25)	125	132,344
5.88%, 04/15/26 (Call 03/03/22)	95	97,912
6.50%, 07/15/27 (Call 07/15/22)	85	90,210
6.88%, 01/15/29 (Call 01/15/24)	85	92,969
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)	145	143,475
3.88%, 08/15/29 (Call 02/15/29)(a)	150	149,736
4.13%, 08/15/31 (Call 02/15/31)(a)	160	161,038
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	55	56,290
4.35%, 02/01/25 (Call 01/01/25)	85	85,828
4.50%, 03/01/28 (Call 12/01/27)	50	52,590
4.65%, 07/01/26 (Call 04/01/26)	50	52,331
4.75%, 08/15/28 (Call 05/15/28)	50	53,125
5.30%, 02/01/30 (Call 11/01/29)	150	156,375
5.30%, 03/01/48 (Call 09/01/47)	80	88,400
5.45%, 04/01/44 (Call 10/01/43)	75	82,875
5.50%, 08/15/48 (Call 02/15/48)	50	55,250
6.50%, 02/01/50 (Call 08/01/49)	125	137,137
		7,806,862
Real Estate — 0.7%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	75	79,220
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	80	76,898
4.38%, 02/01/31 (Call 02/01/26)(a)	75	71,344
5.38%, 08/01/28 (Call 08/01/23)(a)	90	91,680
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	65	64,555
4.75%, 02/01/30 (Call 09/01/24)	80	78,600
5.00%, 03/01/31 (Call 03/01/26)	75	73,991
Security	Par (000)	Value

Real Estate (continued)
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	$75	$79,125
		615,413
Real Estate Investment Trusts — 5.3%
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(a)	65	63,050
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	60	57,150
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)	65	62,238
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	95	89,792
5.75%, 05/15/26 (Call 05/15/22)(a)	100	100,000
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)	60	59,400
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	60	54,124
Class-T, 9.75%, 06/15/25 (Call 06/15/22)	95	100,768
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	75	72,169
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	110	105,875
3.75%, 09/15/30(a)	60	56,654
6.00%, 04/15/25 (Call 04/15/22)(a)	50	51,771
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	135	128,006
4.88%, 09/15/27 (Call 09/15/22)(a)	100	100,299
4.88%, 09/15/29 (Call 09/15/24)(a)	135	133,265
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	50	49,925
5.25%, 03/15/28 (Call 12/27/22)(a)	100	101,456
5.25%, 07/15/30 (Call 07/15/25)(a)	150	148,942
5.63%, 07/15/32 (Call 07/15/26)(a)	75	75,819
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	105	102,637
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	65	64,557
4.75%, 10/01/24 (Call 07/01/24)	95	96,188
5.50%, 02/15/26 (Call 08/15/22)	50	50,875
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	75	73,016
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	70	68,506
5.25%, 10/01/25 (Call 02/16/22)(a)	55	55,275
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)	100	102,750
4.50%, 09/01/26 (Call 06/01/26)	100	104,500
4.50%, 01/15/28 (Call 10/15/27)	50	52,750
4.63%, 06/15/25 (Call 03/15/25)(a)	125	130,625
5.63%, 05/01/24 (Call 02/01/24)	150	158,625
5.75%, 02/01/27 (Call 11/01/26)	110	121,550
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	160	154,400
4.63%, 08/01/29 (Call 08/01/24)	125	128,536
5.00%, 10/15/27 (Call 10/15/22)	160	164,320
5.25%, 08/01/26 (Call 03/03/22)	55	56,595
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)	75	72,750
4.00%, 09/15/29 (Call 09/15/24)(a)	75	70,688
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)	175	163,091

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	$50	$44,000
4.35%, 10/01/24 (Call 09/01/24)	95	90,744
4.38%, 02/15/30 (Call 08/15/29)	50	43,000
4.50%, 06/15/23 (Call 12/15/22)	50	49,188
4.50%, 03/15/25 (Call 09/15/24)	25	23,725
4.65%, 03/15/24 (Call 09/15/23)	50	48,625
4.75%, 10/01/26 (Call 08/01/26)	50	46,470
4.95%, 02/15/27 (Call 08/15/26)	50	46,500
4.95%, 10/01/29 (Call 07/01/29)	60	54,000
5.25%, 02/15/26 (Call 08/15/25)	50	47,968
5.50%, 12/15/27 (Call 09/15/27)	65	64,402
7.50%, 09/15/25 (Call 06/15/25)	100	105,383
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	65	63,428
3.75%, 12/31/24 (Call 09/30/24)(a)	45	44,944
4.75%, 03/15/25 (Call 09/15/24)	50	51,125
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 03/03/22)(a)(b)	75	74,697
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	75	74,259
4.13%, 08/15/30 (Call 02/15/25)(a)	120	120,368
4.25%, 12/01/26 (Call 12/01/22)(a)	178	180,002
4.63%, 12/01/29 (Call 12/01/24)(a)	125	128,659
		5,004,424
Retail — 4.2%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	95	89,946
3.88%, 01/15/28 (Call 09/15/22)(a)	210	204,718
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	40	42,550
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	60	59,550
4.63%, 11/15/29 (Call 11/15/24)(a)	100	98,402
4.75%, 03/01/30 (Call 03/01/25)	50	49,272
5.00%, 02/15/32 (Call 11/15/26)(a)	70	69,452
Bath & Body Works Inc.
5.25%, 02/01/28	50	52,500
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	125	134,149
6.69%, 01/15/27(b)	25	28,063
6.75%, 07/01/36	85	96,581
6.88%, 11/01/35	115	132,250
7.50%, 06/15/29 (Call 06/15/24)	75	81,892
9.38%, 07/01/25(a)	60	71,762
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/22)(a)	25	25,437
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	75	72,316
5.63%, 01/01/30 (Call 01/01/25)(a)	56	55,971
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)(b)	50	48,214
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	100	93,020
3.88%, 10/01/31 (Call 10/01/26)(a)	85	78,882
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	95	90,922
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)	85	86,682
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	100	98,250
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	60	60,336
4.63%, 12/15/27 (Call 12/15/22)(a)	50	51,250
Security	Par (000)	Value

Retail (continued)
Macy's Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	$35	$29,138
4.50%, 12/15/34 (Call 06/15/34)	50	45,815
5.13%, 01/15/42 (Call 07/15/41)	25	22,296
5.88%, 04/01/29 (Call 04/01/24)(a)	100	101,920
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	60	56,539
4.75%, 09/15/29 (Call 09/15/24)	50	50,750
5.63%, 05/01/27 (Call 05/01/22)	35	36,094
New Red Finance Inc., 5.75%, 04/15/25 (Call 04/15/22)(a)	50	51,687
Nordstrom Inc.
2.30%, 04/08/24 (Call 04/08/22)	25	24,571
4.00%, 03/15/27 (Call 12/15/26)(b)	50	48,306
4.25%, 08/01/31 (Call 05/01/31)(b)	50	46,234
4.38%, 04/01/30 (Call 01/01/30)	75	70,267
5.00%, 01/15/44 (Call 07/15/43)(b)	110	98,037
6.95%, 03/15/28.	50	54,370
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	75	70,596
QVC Inc.
4.38%, 03/15/23.	95	96,097
4.38%, 09/01/28 (Call 06/01/28)	70	64,487
4.45%, 02/15/25 (Call 11/15/24)	65	65,647
4.75%, 02/15/27 (Call 11/15/26)	85	80,917
4.85%, 04/01/24.	50	50,825
5.45%, 08/15/34 (Call 02/15/34)	95	86,208
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)	77	75,171
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	71	68,617
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	85	85,127
Vivo Energy Investments BV, 5.13%, 09/24/27 (Call 09/24/23)(a)	50	51,350
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	140	132,320
3.88%, 11/01/23 (Call 08/01/23)	50	51,375
4.63%, 01/31/32 (Call 10/01/26)	140	139,331
4.75%, 01/15/30 (Call 10/15/29)(a)	100	102,756
5.35%, 11/01/43 (Call 05/01/43)	25	26,313
6.88%, 11/15/37.	50	58,500
		4,014,028
Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	50	52,562
ams-OSRAM AG., 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	75	78,750
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)	70	67,042
4.38%, 04/15/28 (Call 04/15/23)(a)	25	24,813
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	100	99,372
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	50	49,030
		371,569
Software — 2.0%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	125	119,897
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(b)	75	76,980
5.00%, 10/15/24 (Call 07/15/24)	75	80,468
5.25%, 05/15/29 (Call 05/15/24)(a)	50	52,026
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	55	54,450
5.25%, 05/15/26 (Call 02/15/26)(a)	100	106,941

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)	$80	$75,026
3.63%, 09/01/30 (Call 03/01/25)(a)	110	107,893
3.63%, 11/01/31 (Call 11/01/26)(a)	75	73,859
3.88%, 02/15/31 (Call 06/01/25)(a)	100	99,887
4.00%, 11/15/29 (Call 11/15/24)(a)	110	110,687
Nuance Communications Inc., 5.63%, 12/15/26 (Call 03/03/22)(b)	71	73,041
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	100	97,998
3.88%, 12/01/29 (Call 12/01/24)(a)	110	105,642
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)	100	97,691
4.13%, 12/01/31 (Call 12/01/26)(a)	93	89,745
PTC Inc.
3.63%, 02/15/25 (Call 03/03/22)(a)	50	50,188
4.00%, 02/15/28 (Call 02/15/23)(a)(b)	60	59,468
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	105	101,588
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	75	71,956
3.88%, 03/15/31 (Call 03/15/26)(b)	80	76,600
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	100	97,925
		1,879,956
Telecommunications — 8.0%
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(d)	60	59,187
4.88%, 11/23/81 (Call 08/23/31)(a)(d)	75	74,353
Ciena Corp., 4.00%, 01/31/30(a)	50	49,500
Embarq Corp., 8.00%, 06/01/36(b)	170	174,995
Hughes Satellite Systems Corp., 5.25%, 08/01/26	85	90,525
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(d)	50	51,950
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	105	95,550
3.75%, 07/15/29 (Call 01/15/24)(a)	125	114,062
4.25%, 07/01/28 (Call 07/01/23)(a)	160	152,648
4.63%, 09/15/27 (Call 09/15/22)(a)	125	124,387
5.25%, 03/15/26 (Call 03/03/22)	100	101,771
5.38%, 05/01/25 (Call 03/03/22)	100	101,422
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	165	158,298
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	135	123,711
5.13%, 12/15/26 (Call 12/15/22)(a)	175	176,174
5.38%, 06/15/29 (Call 06/15/24)(a)	130	123,252
5.63%, 04/01/25 (Call 01/01/25)	50	51,653
Series G, 6.88%, 01/15/28	50	53,500
Series P, 7.60%, 09/15/39	50	50,000
Series U, 7.65%, 03/15/42	50	50,234
Series W, 6.75%, 12/01/23	50	53,000
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	103	110,048
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(a)(b)	113	114,053
6.25%, 03/25/29 (Call 03/25/24)(a)	135	141,750
Nokia OYJ
4.38%, 06/12/27	60	62,100
6.63%, 05/15/39	60	75,600
Sprint Capital Corp.
6.88%, 11/15/28	275	327,112
8.75%, 03/15/32	230	321,298
Sprint Corp.
7.13%, 06/15/24	275	299,750
Security	Par/ Shares (000)	Value

Telecommunications (continued)
7.63%, 02/15/25 (Call 11/15/24)	$190	$211,375
7.63%, 03/01/26 (Call 11/01/25)	155	177,475
7.88%, 09/15/23	460	496,800
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)	75	71,541
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	50	48,699
Telecom Italia Capital SA
6.00%, 09/30/34	135	132,975
6.38%, 11/15/33	120	123,180
7.20%, 07/18/36	125	133,059
7.72%, 06/04/38	110	119,300
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	175	180,615
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	110	106,013
2.25%, 02/15/26 (Call 02/15/23)(a)	85	81,919
2.63%, 04/15/26 (Call 04/15/23)	125	122,500
2.63%, 02/15/29 (Call 02/15/24)	135	126,626
2.88%, 02/15/31 (Call 02/15/26)	115	108,100
3.38%, 04/15/29 (Call 04/15/24)	140	137,564
3.38%, 04/15/29 (Call 04/15/24)(a)	120	117,912
3.50%, 04/15/31 (Call 04/15/26)	193	188,277
3.50%, 04/15/31 (Call 04/15/26)(a)	145	141,452
4.75%, 02/01/28 (Call 02/01/23)	175	180,906
5.38%, 04/15/27 (Call 04/15/22)	75	77,048
United States Cellular Corp., 6.70%, 12/15/33	65	72,078
Viasat Inc., 5.63%, 04/15/27 (Call 04/15/22)(a)	75	76,320
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)	50	48,500
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	175	162,085
4.75%, 07/15/31 (Call 07/15/26)(a)	135	129,017
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(d)	50	47,625
4.13%, 06/04/81 (Call 03/04/31)(d)	125	119,065
5.13%, 06/04/81 (Call 12/04/50)(d)	120	117,664
7.00%, 04/04/79 (Call 01/04/29)(d)	235	270,099
		7,607,672
Toys, Games & Hobbies — 0.3%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)	105	104,554
3.75%, 04/01/29 (Call 04/01/24)(a)	65	64,188
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	75	79,687
		248,429
Transportation — 0.2%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)	100	100,664
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)	110	104,225
		204,889
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45(Call 06/15/25)(a)(d)	50	53,523

Total Corporate Bonds & Notes — 97.0%
(Cost: $94,617,818)		92,227,041

Short-Term Investments

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	7,429	7,431,580

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	1,090	$1,090,000
		8,521,580

Total Short-Term Investments — 8.9%
(Cost: $8,521,978)		8,521,580

Total Investments in Securities — 105.9%
(Cost: $103,139,796)		100,748,621

Other Assets, Less Liabilities — (5.9)%		(5,650,493)

Net Assets — 100.0%		$95,098,128

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,575,790	$—		$(142,559	)(a)	$(1,253)	$(398)	$7,431,580	7,429	$4,622	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	970,000	120,000	(a)	—		—	—	1,090,000	1,090	16		—
						$(1,253)	$(398)	$8,521,580		$4,638		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes.	$—	$92,227,041	$—	$92,227,041
Money Market Funds	8,521,580	—	—	8,521,580
	$8,521,580	$92,227,041	$—	$100,748,621

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

REIT	Real Estate Investment Trust